United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/17

Date of Reporting Period: Six months ended 03/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2017
Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX
R6	VSFSX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2016 through March 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2017, the Fund's portfolio composition1 was follows:
Sector Composition	Percentage of Total Net Assets
Financials	30.8%
Industrials	13.9%
Information Technology	10.1%
Consumer Discretionary	9.0%
Real Estate	7.7%
Materials	6.5%
Energy	5.3%
Health Care	5.2%
Utilities	4.1%
Consumer Staples	2.4%
Telecommunication Services	1.1%
Cash Equivalents[2]	4.4%
Other Assets and Liabilities—Net[3]	(0.5)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—96.1%
		Consumer Discretionary—9.0%
82,200		Aaron's, Inc.	$2,444,628
101,025	[1]	Asbury Automotive Group, Inc.	6,071,603
151,750		Caleres, Inc.	4,009,235
220,225		DeVry Education Group, Inc.	7,806,976
348,200	[1]	Houghton Mifflin Harcourt Co.	3,534,230
135,525		Nexstar Media Group, Inc.	9,507,079
218,825		Sinclair Broadcast Group, Inc.	8,862,413
107,325	[1]	Skechers USA, Inc., Class A	2,946,071
89,700		Tenneco, Inc.	5,599,074
269,450		Tribune Media Co.	10,042,401
		TOTAL	60,823,710
		Consumer Staples—2.4%
119,275		AdvancePierre Foods Holdings, Inc.	3,717,802
87,375		Energizer Holdings, Inc.	4,871,156
186,475		Snyders-Lance, Inc.	7,516,807
		TOTAL	16,105,765
		Energy—5.3%
257,175		Golar LNG Ltd.	7,182,898
237,275		PBF Energy, Inc.	5,260,387
307,875	[1]	Ring Energy, Inc.	3,331,207
180,450		SM Energy Co.	4,334,409
325,675	[1]	Sandridge Energy, Inc.	6,021,731
147,125		SemGroup Corp.	5,296,500
1,033,125	[1]	Tetra Technologies, Inc.	4,204,819
		TOTAL	35,631,951
		Financials—30.8%
172,148		Argo Group International Holdings Ltd.	11,671,634
740,125		BGC Partners, Inc., Class A	8,407,820
566,175		CNO Financial Group, Inc.	11,606,588
214,289		Chemical Financial Corp.	10,960,882
1,051,750		FNB Corp. (PA)	15,639,522
129,225	[1]	Flagstar Bancorp, Inc.	3,642,853
92,225		Great Western Bancorp, Inc.	3,911,262
306,650		Hilltop Holdings, Inc.	8,423,676
181,625		Iberiabank Corp.	14,366,537
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
889,575		Invesco Mortgage Capital, Inc.	$13,717,247
229,425		MB Financial, Inc.	9,823,979
159,570		Maiden Holdings Ltd.	2,233,980
701,550		New Residential Investment Corp.	11,912,319
716,650		OM Asset Management PLC	10,835,748
190,050	[1]	OneMain Holdings, Inc.	4,722,743
309,825		Popular, Inc.	12,619,172
717,425		Radian Group, Inc.	12,884,953
116,550		Validus Holdings Ltd.	6,572,255
262,075		WSFS Financial Corp.	12,042,346
86,275		Webster Financial Corp. Waterbury	4,317,201
163,125	[1]	Western Alliance Bancorp	8,007,806
152,125		Wintrust Financial Corp.	10,514,880
		TOTAL	208,835,403
		Health Care—5.2%
174,550	[1]	Akorn, Inc.	4,203,164
153,000	[1]	Emergent Biosolutions, Inc.	4,443,120
112,100	[1]	Livanova PLC	5,494,021
69,575	[1]	Medicines Co.	3,402,217
115,700	[1]	Medpace Holdings, Inc.	3,453,645
160,500		Owens & Minor, Inc.	5,553,300
278,816	[1]	Wright Medical Group, Inc.	8,676,754
		TOTAL	35,226,221
		Industrials—13.9%
167,350		Actuant Corp.	4,409,673
166,520		Barnes Group, Inc.	8,549,137
60,525		Curtiss Wright Corp.	5,523,512
122,200		Greenbrier Cos., Inc.	5,266,820
166,675	[1]	KLX, Inc.	7,450,372
148,900		Kennametal, Inc.	5,841,347
193,912		LSC Communications, Inc.	4,878,826
449,950	[1]	MRC Global, Inc.	8,247,583
241,650	[1]	Now, Inc.	4,098,384
111,350	[1]	SPX Flow, Inc.	3,864,959
54,209		Unifirst Corp.	7,667,863
137,000	[1]	WESCO International, Inc.	9,528,350
359,800	[1]	Welbilt, Inc.	7,062,874
339,350		Werner Enterprises, Inc.	8,890,970
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
55,625	[1]	XPO Logistics, Inc.	$2,663,881
		TOTAL	93,944,551
		Information Technology—10.1%
351,300	[1]	Benchmark Electronics, Inc.	11,171,340
112,750	[1]	BroadSoft, Inc.	4,532,550
300,500	[1]	CIENA Corp.	7,094,805
79,025	[1]	ePlus, Inc.	10,672,326
395,350		Evertec, Inc.	6,286,065
104,600	[1]	II-VI, Inc.	3,770,830
177,925	[1]	Insight Enterprises, Inc.	7,310,938
88,075		MKS Instruments, Inc.	6,055,156
171,400	[1]	MaxLinear, Inc.	4,807,770
62,750	[1]	Rogers Corp.	5,388,343
273,600	[1]	Rubicon Project, Inc./The	1,611,504
		TOTAL	68,701,627
		Materials—6.5%
357,475		Commercial Metals Corp.	6,838,497
417,575		Ferroglobe PLC	4,313,550
311,950		Graphic Packaging Holding Co.	4,014,796
394,750		Huntsman Corp.	9,687,165
224,050		Olin Corp.	7,364,523
363,000	[1]	Owens-Illinois, Inc.	7,397,940
181,225	[1]	Summit Materials, Inc.	4,478,070
		TOTAL	44,094,541
		Real Estate—7.7%
410,800		Colony Starwood Homes	13,946,660
394,550		Healthcare Realty Trust, Inc.	12,822,875
485,300		Kite Realty Group Trust	10,433,950
471,950		Lexington Realty Trust	4,710,061
208,500		RLJ Lodging Trust	4,901,835
173,525		Washington Real Estate Investment Trust	5,427,862
		TOTAL	52,243,243
		Telecommunication Services—1.1%
1,142,900	[1]	Vonage Holdings Corp.	7,223,128
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Utilities—4.1%
302,850		Portland General Electric Co.	$13,452,597
217,900		Spire, Inc.	14,708,250
		TOTAL	28,160,847
		TOTAL COMMON STOCKS (IDENTIFIED COST $540,114,999)	650,990,987
		WARRANT—0.0%
259,575	[1,2]	Ferroglobe PLC, Warrants (IDENTIFIED COST $0)	0
		INVESTMENT COMPANY—4.4%
29,862,836	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.97%[4] (IDENTIFIED COST $29,869,138)	29,871,795
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $569,984,137)[5]	680,862,782
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(3,610,037)
		TOTAL NET ASSETS—100%	$677,252,745
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$588,095,214	$—	$—	$588,095,214
International	62,895,773	—	—	62,895,773
Warrant	—	—	0	0
Investment Company	29,871,795	—	—	29,871,795
TOTAL SECURITIES	$680,862,782	$—	$0	$680,862,782
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.82	$23.20	$26.29	$24.91	$21.50	$17.01
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.16	(0.03)	0.23	0.37	0.09
Net realized and unrealized gain (loss) on investments	3.18	1.96	(0.19)	2.55	4.17	4.66
TOTAL FROM INVESTMENT OPERATIONS	3.29	2.12	(0.22)	2.78	4.54	4.75
Less Distributions:
Distributions from net investment income	(0.14)	(0.06)	(0.14)	(0.26)	(0.13)	(0.03)
Distributions from net realized gain on investments	(0.49)	(0.44)	(2.73)	(1.14)	(1.00)	(0.23)
TOTAL DISTRIBUTIONS	(0.63)	(0.50)	(2.87)	(1.40)	(1.13)	(0.26)
Net Asset Value, End of Period	$27.48	$24.82	$23.20	$26.29	$24.91	$21.50
Total Return[2]	13.32%	9.27%	(1.51)%	11.40%	22.37%	28.17%
Ratios to Average Net Assets:
Net expenses	1.27%[3]	1.26%	1.26%	1.26%	1.26%	1.26%[4]
Net investment income (loss)	0.83%[3]	0.70%	(0.13)%	0.87%	1.60%	0.42%
Expense waiver/reimbursement[5]	0.15%[3]	0.15%	0.18%	0.17%	0.24%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,467	$126,015	$149,579	$159,674	$150,854	$148,687
Portfolio turnover	35%	89%	83%	73%	99%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio was 1.26% for the year ended September 30, 2012, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$23.83	$22.40	$25.55	$24.29	$21.01	$16.72
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.01)	(0.21)	0.03	0.18	(0.06)
Net realized and unrealized gain (loss) on investments	3.04	1.88	(0.18)	2.48	4.10	4.58
TOTAL FROM INVESTMENT OPERATIONS	3.05	1.87	(0.39)	2.51	4.28	4.52
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	(0.03)	(0.11)	—	—
Distributions from net realized gain on investments	(0.49)	(0.44)	(2.73)	(1.14)	(1.00)	(0.23)
TOTAL DISTRIBUTIONS	(0.49)	(0.44)	(2.76)	(1.25)	(1.00)	(0.23)
Net Asset Value, End of Period	$26.39	$23.83	$22.40	$25.55	$24.29	$21.01
Total Return[3]	12.84%	8.47%	(2.24)%	10.54%	21.46%	27.25%
Ratios to Average Net Assets:
Net expenses	2.02%[4]	2.01%	2.01%	2.01%	2.01%	2.01%[5]
Net investment income (loss)	0.09%[4]	(0.05)%	(0.85)%	0.12%	0.80%	(0.33)%
Expense waiver/reimbursement[6]	0.16%[4]	0.18%	0.17%	0.18%	0.26%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,595	$21,253	$23,961	$24,664	$21,624	$16,088
Portfolio turnover	35%	89%	83%	73%	99%	72%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio was 2.01% for the year ended September 30, 2012, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.51	$22.91	$25.99	$24.68	$21.39	$16.99
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.15	(0.05)	0.24	0.35	0.03
Net realized and unrealized gain (loss) on investments	3.13	1.93	(0.20)	2.46	4.11	4.66
TOTAL FROM INVESTMENT OPERATIONS	3.24	2.08	(0.25)	2.70	4.46	4.69
Less Distributions:
Distributions from net investment income	(0.14)	(0.04)	(0.10)	(0.25)	(0.17)	(0.06)
Distributions from net realized gain on investments	(0.49)	(0.44)	(2.73)	(1.14)	(1.00)	(0.23)
TOTAL DISTRIBUTIONS	(0.63)	(0.48)	(2.83)	(1.39)	(1.17)	(0.29)
Net Asset Value, End of Period	$27.12	$24.51	$22.91	$25.99	$24.68	$21.39
Total Return[2]	13.29%	9.23%	(1.63)%	11.20%	22.10%	27.86%
Ratios to Average Net Assets:
Net expenses	1.27%[3]	1.32%	1.38%	1.47%	1.46%	1.51%[4]
Net investment income (loss)	0.84%[3]	0.67%	(0.19)%	0.93%	1.54%	0.17%
Expense waiver/reimbursement[5]	0.36%[3]	0.33%	0.28%	0.29%	0.34%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,621	$13,010	$9,721	$7,864	$8,431	$319
Portfolio turnover	35%	89%	83%	73%	99%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio was 1.51% for the year ended September 30, 2012, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.93	$23.31	$26.40	$25.01	$21.58	$17.07
Income From Investment Operations:
Net investment income[1]	0.14	0.22	0.03	0.30	0.43	0.14
Net realized and unrealized gain (loss) on investments	3.20	1.96	(0.19)	2.55	4.18	4.68
TOTAL FROM INVESTMENT OPERATIONS	3.34	2.18	(0.16)	2.85	4.61	4.82
Less Distributions:
Distributions from net investment income	(0.21)	(0.12)	(0.20)	(0.32)	(0.18)	(0.08)
Distributions from net realized gain on investments	(0.49)	(0.44)	(2.73)	(1.14)	(1.00)	(0.23)
TOTAL DISTRIBUTIONS	(0.70)	(0.56)	(2.93)	(1.46)	(1.18)	(0.31)
Net Asset Value, End of Period	$27.57	$24.93	$23.31	$26.40	$25.01	$21.58
Total Return[2]	13.44%	9.54%	(1.26)%	11.66%	22.67%	28.52%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.01%	1.01%	1.01%	1.01%	1.01%[4]
Net investment income	1.08%[3]	0.95%	0.14%	1.13%	1.86%	0.66%
Expense waiver/reimbursement[5]	0.13%[3]	0.12%	0.11%	0.11%	0.15%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$515,503	$468,727	$498,468	$480,796	$353,785	$145,893
Portfolio turnover	35%	89%	83%	73%	99%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio was 1.01% for the year ended September 30, 2012, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Period Ended 9/30/2016[1]
Net Asset Value, Beginning of Period	$24.84	$21.94
Income From Investment Operations:
Net investment income[2]	0.16	0.13
Net realized and unrealized gain on investments	3.16	2.77
TOTAL FROM INVESTMENT OPERATIONS	3.32	2.90
Less Distributions:
Distributions from net investment income	(0.21)	—
Distributions from net realized gain on investments	(0.49)	—
TOTAL DISTRIBUTIONS	(0.70)	—
Net Asset Value, End of Period	$27.46	$24.84
Total Return[3]	13.48%	13.22%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	0.94%[4]
Net investment income	1.19%[4]	1.07%[4]
Expense waiver/reimbursement[5]	0.11%[4]	0.11%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,067	$7,207
Portfolio turnover	35%	89%[6]
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
March 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $29,871,795 of investment in an affiliated holding (Note 5) (identified cost $569,984,137)		$680,862,782
Income receivable		1,329,866
Receivable for investments sold		4,239,066
Receivable for shares sold		515,234
TOTAL ASSETS		686,946,948
Liabilities:
Payable for investments purchased	$7,518,990
Payable for shares redeemed	1,951,103
Payable to adviser (Note 5)	14,826
Payable for administrative fee (Note 5)	1,462
Payable for distribution services fee (Note 5)	18,126
Payable for other service fees (Notes 2 and 5)	41,735
Accrued expenses (Note 5)	147,961
TOTAL LIABILITIES		9,694,203
Net assets for 24,628,798 shares outstanding		$677,252,745
Net Assets Consist of:
Paid-in capital		$530,372,807
Net unrealized appreciation of investments		110,878,645
Accumulated net realized gain on investments		34,133,582
Undistributed net investment income		1,867,711
TOTAL NET ASSETS		$677,252,745
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($114,466,894 ÷ 4,166,012 shares outstanding), no par value, unlimited shares authorized	$27.48
Offering price per share (100/94.50 of $27.48)	$29.08
Redemption proceeds per share	$27.48
Class C Shares:
Net asset value per share ($23,595,156 ÷ 894,018 shares outstanding), no par value, unlimited shares authorized	$26.39
Offering price per share	$26.39
Redemption proceeds per share (99.00/100 of $26.39)	$26.13
Class R Shares:
Net asset value per share ($14,620,735 ÷ 539,134 shares outstanding), no par value, unlimited shares authorized	$27.12
Offering price per share	$27.12
Redemption proceeds per share	$27.12
Institutional Shares:
Net asset value per share ($515,502,629 ÷ 18,699,479 shares outstanding), no par value, unlimited shares authorized	$27.57
Offering price per share	$27.57
Redemption proceeds per share	$27.57
Class R6 Shares:
Net asset value per share ($9,067,331 ÷ 330,155 shares outstanding), no par value, unlimited shares authorized	$27.46
Offering price per share	$27.46
Redemption proceeds per share	$27.46
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended March 31, 2017 (unaudited)
Investment Income:
Dividends (including $78,755 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $11,256)			$6,858,804
Expenses:
Investment adviser fee (Note 5)		$2,946,697
Administrative fee (Note 5)		256,541
Custodian fees		14,692
Transfer agent fee (Note 2)		361,946
Directors'/Trustees' fees (Note 5)		2,790
Auditing fees		15,483
Legal fees		4,897
Portfolio accounting fees		71,132
Distribution services fee (Note 5)		119,728
Other service fees (Notes 2 and 5)		190,525
Share registration costs		39,579
Printing and postage		25,105
Miscellaneous (Note 5)		16,154
TOTAL EXPENSES		4,065,269
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(352,568)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(93,578)
TOTAL WAIVERS AND REIMBURSEMENTS		(446,146)
Net expenses			3,619,123
Net investment income			3,239,681
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			46,495,248
Net change in unrealized appreciation of investments			28,226,704
Net realized and unrealized gain on investments			74,721,952
Change in net assets resulting from operations			$77,961,633
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2017	Year Ended 9/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,239,681	$5,645,310
Net realized gain on investments	46,495,248	1,603,136
Net change in unrealized appreciation/depreciation of investments	28,226,704	49,648,812
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	77,961,633	56,897,258
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(704,486)	(366,741)
Class C Shares	—	—
Class R Shares	(76,123)	(18,140)
Institutional Shares	(3,628,960)	(2,712,924)
Class R6 Shares	(68,019)	—
Distributions from net realized gain on investments
Class A Shares	(2,433,630)	(2,782,748)
Class C Shares	(417,657)	(471,114)
Class R Shares	(264,141)	(188,784)
Institutional Shares	(8,460,069)	(9,403,423)
Class R6 Shares	(144,174)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,197,259)	(15,943,874)
Share Transactions:
Proceeds from sale of shares	113,338,191	132,492,428
Net asset value of shares issued to shareholders in payment of distributions declared	14,751,219	15,042,494
Cost of shares redeemed	(148,812,937)	(234,005,694)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,723,527)	(86,470,772)
Change in net assets	41,040,847	(45,517,388)
Net Assets:
Beginning of period	636,211,898	681,729,286
End of period (including undistributed net investment income of $1,867,711 and $3,105,618, respectively)	$677,252,745	$636,211,898
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
The Fund commenced offering Class R6 Shares on March 29, 2016.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear
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distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $446,146 is disclosed in various locations in this Note 2 and Note 5. For the six months ended March 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$85,990	$(28,740)
Class C Shares	15,667	(5,640)
Class R Shares	6,396	—
Institutional Shares	253,142	(41,667)
Class R6 Shares	751	—
TOTAL	$361,946	$(76,047)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended March 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$162,383
Class C Shares	28,142
TOTAL	$190,525
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	669,123	$18,002,094	860,569	$19,715,940
Shares issued to shareholders in payment of distributions declared	113,805	3,058,678	132,236	3,089,432
Shares redeemed	(1,693,645)	(45,562,663)	(2,362,476)	(53,958,118)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(910,717)	$(24,501,891)	(1,369,671)	$(31,152,746)
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	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	156,317	$4,068,517	164,943	$3,621,602
Shares issued to shareholders in payment of distributions declared	15,720	403,686	20,186	455,387
Shares redeemed	(169,953)	(4,349,518)	(362,806)	(7,993,021)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,084	$122,685	(177,677)	$(3,916,032)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	83,841	$2,202,795	194,260	$4,379,804
Shares issued to shareholders in payment of distributions declared	12,480	331,053	8,548	197,195
Shares redeemed	(88,006)	(2,337,367)	(96,277)	(2,202,596)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	8,315	$196,481	106,531	$2,374,403

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,218,589	$87,319,988	4,283,904	$97,835,090
Shares issued to shareholders in payment of distributions declared	397,770	10,745,613	482,581	11,300,480
Shares redeemed	(3,718,142)	(95,692,780)	(7,348,420)	(169,730,935)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(101,783)	$2,372,821	(2,581,935)	$(60,595,365)

	Six Months Ended 3/31/2017		Period Ended 9/30/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	64,575	$1,744,797	295,150	$6,939,992
Shares issued to shareholders in payment of distributions declared	7,883	212,189	—	—
Shares redeemed	(32,493)	(870,609)	(4,960)	(121,024)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	39,965	$1,086,377	290,190	$6,818,968
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(962,136)	$(20,723,527)	(3,732,562)	$(86,470,772)
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to September 30, 2016.
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4. FEDERAL TAX INFORMATION
At March 31, 2017, the cost of investments for federal tax purposes was $569,984,137. The net unrealized appreciation of investments for federal tax purposes was $110,878,644. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $129,579,325 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,700,681.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the Adviser voluntarily waived $341,187 of its fee. In addition, for the six months ended March 31, 2017, an affiliate of the Adviser reimbursed $76,047 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$84,666	$—
Class R Shares	35,062	(17,531)
TOTAL	$119,728	$(17,531)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2017, FSC retained $5,547 of fees paid by the Fund. For the six months ended March 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2017, FSC retained $4,062 in sales charges from the sale of Class A Shares. FSC also retained $66 of CDSC relating to redemptions of Class A Shares and $649 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2017, FSSC received $7,428 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.40%, 1.01% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2017, the Adviser reimbursed $11,381. Transactions involving the affiliated holding during the six months ended March 31, 2017, were as follows:
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	22,922,475	160,104,684	(153,164,323)	29,862,836	$29,871,795	$78,755
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2017, were as follows:
Purchases	$219,884,840
Sales	$263,226,557
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2017, the Fund had no outstanding loans. During the six months ended March 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2017, there were no outstanding loans. During the six months ended March 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,133.20	$6.75
Class C Shares	$1,000	$1,128.40	$10.72
Class R Shares	$1,000	$1,132.90	$6.75[2]
Institutional Shares	$1,000	$1,134.40	$5.43
Class R6 Shares	$1,000	$1,134.80	$5.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.39
Class C Shares	$1,000	$1,014.80	$10.15
Class R Shares	$1,000	$1,018.60	$6.39[2]
Institutional Shares	$1,000	$1,019.80	$5.14
Class R6 Shares	$1,000	$1,020.20	$4.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.27%
Class C Shares	2.02%
Class R Shares	1.27%
Institutional Shares	1.02%
Class R6 Shares	0.95%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.40% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $7.44 and $7.04, respectively.

Semi-Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2016
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
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institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report
32

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
40449 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2017
Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund
Successor to the Touchstone Value Opportunities Fund Established 1991

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2016 through March 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	19.5%
Industrials	16.7%
Information Technology	13.1%
Energy	11.7%
Consumer Discretionary	10.6%
Materials	6.9%
Health Care	6.3%
Consumer Staples	4.3%
Telecommunication Services	2.2%
Other Security Type[2]	4.5%
Cash Equivalents[3]	4.3%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Security Type consists of an exchange-traded fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—91.3%
		Consumer Discretionary—10.6%
661,800		Toll Brothers, Inc.	$23,897,598
561,100		Viacom, Inc., Class B	26,158,482
142,200		Whirlpool Corp.	24,363,126
		TOTAL	74,419,206
		Consumer Staples—4.3%
333,600		Procter & Gamble Co.	29,973,960
		Energy—11.7%
987,700		BP PLC, ADR	34,095,404
757,100	[1]	QEP Resources, Inc.	9,622,741
776,000		Suncor Energy, Inc.	23,862,000
436,000	[1]	TechnipFMC PLC	14,170,000
		TOTAL	81,750,145
		Financials—19.5%
128,000		Ameriprise Financial, Inc.	16,599,040
1,465,800		Bank of America Corp.	34,578,222
670,100		Bank of New York Mellon Corp.	31,648,823
405,900		Discover Financial Services	27,759,501
288,600		JPMorgan Chase & Co.	25,350,624
		TOTAL	135,936,210
		Health Care—6.3%
141,500		CIGNA Corp.	20,728,335
673,400		Pfizer, Inc.	23,037,014
		TOTAL	43,765,349
		Industrials—16.7%
465,800		CSX Corp.	21,682,990
216,000		Caterpillar, Inc.	20,036,160
377,400		Eaton Corp. PLC	27,984,210
677,400		Koninklijke Philips NV, ADR	21,751,314
536,300		Textron, Inc.	25,522,517
		TOTAL	116,977,191
		Information Technology—13.1%
671,900		Cisco Systems, Inc.	22,710,220
585,800	[1]	eBay, Inc.	19,665,306
1,224,600	[1]	First Data Corp.	18,981,300
529,500		Hewlett Packard Enterprise Co.	12,549,150
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
571,700		Symantec Corp.	$17,539,756
		TOTAL	91,445,732
		Materials—6.9%
618,600		International Paper Co.	31,412,508
829,700	[1]	Owens-Illinois, Inc.	16,909,286
		TOTAL	48,321,794
		Telecommunication Services—2.2%
371,700		AT&T, Inc.	15,444,135
		TOTAL COMMON STOCKS (IDENTIFIED COST $556,675,550)	638,033,722
		EXCHANGE-TRADED FUND—4.5%
108,300		iShares Nasdaq Biotechnology ETF (IDENTIFIED COST $30,479,492)	31,761,141
		INVESTMENT COMPANY—4.3%
29,917,287	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.97%[3] (IDENTIFIED COST $29,920,005)	29,926,262
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $617,075,047)[4]	699,721,125
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(774,444)
		TOTAL NET ASSETS—100%	$698,946,681
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2017, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
3

The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.04	$20.09	$22.54	$19.57	$16.10	$12.57
Income From Investment Operations:
Net investment income[1]	0.07	0.40	0.07	0.28	0.14	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.34	0.98	(2.28)	2.81	3.47	3.44
TOTAL FROM INVESTMENT OPERATIONS	2.41	1.38	(2.21)	3.09	3.61	3.58
Less Distributions:
Distributions from net investment income	(0.04)	(0.43)	(0.24)	(0.12)	(0.15)	(0.14)
Return of capital	—	—	—	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.04)	(0.43)	(0.24)	(0.12)	(0.15)	(0.14)
Regulatory Settlement Proceeds	—	—	—	—	0.01[4]	0.09[4]
Net Asset Value, End of Period	$23.41	$21.04	$20.09	$22.54	$19.57	$16.10
Total Return[5]	11.47%	6.96%	(9.93)%	15.79%	22.55%[4]	29.28%[4]
Ratios to Average Net Assets:
Net expenses	1.20%[6]	1.19%	1.19%	1.19%	1.19%	1.19%[7]
Net investment income	0.62%[6]	1.96%	0.31%	1.26%	0.81%	0.93%
Expense waiver/reimbursement[8]	0.11%[6]	0.11%	0.08%	0.08%	0.11%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$510,836	$506,552	$578,048	$709,502	$664,588	$614,914
Portfolio turnover	27%	78%	102%	98%	81%	63%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.19% for the year ended September 30, 2012 after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$20.87	$19.94	$22.38	$19.48	$16.03	$12.52
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.25	(0.10)	0.12	0.01	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.32	0.97	(2.24)	2.78	3.45	3.42
TOTAL FROM INVESTMENT OPERATIONS	2.31	1.22	(2.34)	2.90	3.46	3.45
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.29)	(0.10)	(0.00)[2]	(0.02)	(0.03)
Return of capital	—	—	—	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.29)	(0.10)	(0.00)[2]	(0.02)	(0.03)
Regulatory Settlement Proceeds	—	—	—	—	0.01[4]	0.09[4]
Net Asset Value, End of Period	$23.18	$20.87	$19.94	$22.38	$19.48	$16.03
Total Return[5]	11.08%	6.16%	(10.54)%	14.90%	21.70%[4]	28.29%[4]
Ratios to Average Net Assets:
Net expenses	1.93%[6]	1.92%	1.92%	1.92%	1.92%	1.92%[7]
Net investment income (loss)	(0.09)%[6]	1.25%	(0.44)%	0.53%	0.08%	0.19%
Expense waiver/reimbursement[8]	0.20%[6]	0.21%	0.15%	0.17%	0.26%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,551	$20,983	$24,426	$31,788	$33,452	$33,658
Portfolio turnover	27%	78%	102%	98%	81%	63%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.92% for the year ended September 30, 2012 after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$20.90	$19.96	$22.41	$19.50	$16.06	$12.54
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.25	(0.10)	0.12	0.01	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.33	0.97	(2.26)	2.79	3.45	3.43
TOTAL FROM INVESTMENT OPERATIONS	2.32	1.22	(2.36)	2.91	3.46	3.46
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.28)	(0.09)	(0.00)[2]	(0.03)	(0.03)
Return of capital	—	—	—	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.28)	(0.09)	(0.00)[2]	(0.03)	(0.03)
Regulatory Settlement Proceeds	—	—	—	—	0.01[4]	0.09[4]
Net Asset Value, End of Period	$23.22	$20.90	$19.96	$22.41	$19.50	$16.06
Total Return[5]	11.10%	6.17%	(10.57)%	14.94%	21.61%[4]	28.34%[4]
Ratios to Average Net Assets:
Net expenses	1.93%[6]	1.92%	1.92%	1.92%	1.92%	1.92%[7]
Net investment income (loss)	(0.11)%[6]	1.24%	(0.42)%	0.53%	0.08%	0.19%
Expense waiver/reimbursement[8]	0.16%[6]	0.17%	0.13%	0.13%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,391	$32,263	$36,916	$46,022	$41,237	$37,331
Portfolio turnover	27%	78%	102%	98%	81%	63%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.92% for the year ended September 30, 2012 after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.05	$20.10	$22.54	$19.58	$16.11	$12.57
Income From Investment Operations:
Net investment income[1]	0.05	0.35	0.02	0.24	0.11	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35	0.99	(2.28)	2.80	3.46	3.46
TOTAL FROM INVESTMENT OPERATIONS	2.40	1.34	(2.26)	3.04	3.57	3.56
Less Distributions:
Distributions from net investment income	(0.03)	(0.39)	(0.18)	(0.08)	(0.11)	(0.11)
Return of capital	—	—	—	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.03)	(0.39)	(0.18)	(0.08)	(0.11)	(0.11)
Regulatory Settlement Proceeds	—	—	—	—	0.01[4]	0.09[4]
Net Asset Value, End of Period	$23.42	$21.05	$20.10	$22.54	$19.58	$16.11
Total Return[5]	11.41%	6.73%	(10.13)%	15.52%	22.32%[4]	29.07%[4]
Ratios to Average Net Assets:
Net expenses	1.40%[6]	1.41%	1.42%	1.38%	1.38%	1.42%[7]
Net investment income	0.42%[6]	1.73%	0.08%	1.06%	0.62%	0.70%
Expense waiver/reimbursement[8]	0.29%[6]	0.30%	0.27%	0.28%	0.29%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,129	$22,123	$21,968	$27,505	$24,706	$20,830
Portfolio turnover	27%	78%	102%	98%	81%	63%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.42% for the year ended September 30, 2012 after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$21.06	$20.11	$22.57	$19.60	$16.12	$12.58
Income From Investment Operations:
Net investment income[1]	0.09	0.45	0.12	0.34	0.19	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.37	0.98	(2.28)	2.81	3.47	3.45
TOTAL FROM INVESTMENT OPERATIONS	2.46	1.43	(2.16)	3.15	3.66	3.63
Less Distributions:
Distributions from net investment income	(0.06)	(0.48)	(0.30)	(0.18)	(0.18)	(0.18)
Return of capital	—	—	—	—	(0.01)[2]	—
TOTAL DISTRIBUTIONS	(0.06)	(0.48)	(0.30)	(0.18)	(0.19)	(0.18)
Regulatory Settlement Proceeds	—	—	—	—	0.01[3]	0.09[3]
Net Asset Value, End of Period	$23.46	$21.06	$20.11	$22.57	$19.60	$16.12
Total Return[4]	11.67%	7.22%	(9.72)%	16.06%	22.90%[3]	29.66%[3]
Ratios to Average Net Assets:
Net expenses	0.95%[5]	0.94%	0.94%	0.94%	0.94%	0.94%[6]
Net investment income	0.82%[5]	2.19%	0.54%	1.54%	1.06%	1.18%
Expense waiver/reimbursement[7]	0.05%[5]	0.06%	0.03%	0.03%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,040	$93,042	$131,623	$173,598	$204,251	$174,998
Portfolio turnover	27%	78%	102%	98%	81%	63%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.93% for the year ended September 30, 2012 after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
March 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $29,926,262 of investment in an affiliated holding (Note 5) (identified cost $617,075,047)		$699,721,125
Cash		40,099
Income receivable		257,008
Receivable for shares sold		564,167
TOTAL ASSETS		700,582,399
Liabilities:
Payable for shares redeemed	$1,120,900
Income distribution payable	298
Payable to adviser (Note 5)	13,610
Payable for administrative fee (Note 5)	1,512
Payable for transfer agent fee	221,487
Payable for distribution services fee (Note 5)	38,343
Payable for other service fees (Notes 2 and 5)	177,448
Accrued expenses (Note 5)	62,120
TOTAL LIABILITIES		1,635,718
Net assets for 29,862,155 shares outstanding		$698,946,681
Net Assets Consist of:
Paid-in capital		$646,658,214
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		82,640,915
Accumulated net realized loss on investments and foreign currency transactions		(31,114,422)
Undistributed net investment income		761,974
TOTAL NET ASSETS		$698,946,681
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10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($510,835,580 ÷ 21,816,934 shares outstanding), no par value, unlimited shares authorized	$23.41
Offering price per share (100/94.50 of $23.41)	$24.77
Redemption proceeds per share	$23.41
Class B Shares:
Net asset value per share ($19,550,759 ÷ 843,407 shares outstanding), no par value, unlimited shares authorized	$23.18
Offering price per share	$23.18
Redemption proceeds per share (94.50/100 of $23.18)	$21.91
Class C Shares:
Net asset value per share ($32,391,429 ÷ 1,394,987 shares outstanding), no par value, unlimited shares authorized	$23.22
Offering price per share	$23.22
Redemption proceeds per share (99.00/100 of $23.22)	$22.99
Class R Shares:
Net asset value per share ($22,128,502 ÷ 945,049 shares outstanding), no par value, unlimited shares authorized	$23.42
Offering price per share	$23.42
Redemption proceeds per share	$23.42
Institutional Shares:
Net asset value per share ($114,040,411 ÷ 4,861,778 shares outstanding), no par value, unlimited shares authorized	$23.46
Offering price per share	$23.46
Redemption proceeds per share	$23.46
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended March 31, 2017 (unaudited)
Investment Income:
Dividends (including $159,656 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $45,299)			$6,287,904
Expenses:
Investment adviser fee (Note 5)		$2,602,848
Administrative fee (Note 5)		271,921
Custodian fees		16,756
Transfer agent fee (Note 2)		583,051
Directors'/Trustees' fees (Note 5)		2,994
Auditing fees		15,483
Legal fees		4,763
Portfolio accounting fees		71,254
Distribution services fee (Note 5)		254,503
Other service fees (Notes 2 and 5)		704,393
Share registration costs		37,444
Printing and postage		35,994
Miscellaneous (Note 5)		16,770
TOTAL EXPENSES		4,618,174
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(150,941)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(230,667)
TOTAL WAIVERS AND REIMBURSEMENTS		(381,608)
Net expenses			4,236,566
Net investment income			2,051,338
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			39,136,330
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			33,845,949
Net realized and unrealized gain on investments and foreign currency transactions			72,982,279
Change in net assets resulting from operations			$75,033,617
See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2017	Year Ended 9/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,051,338	$13,948,811
Net realized gain (loss) on investments and foreign currency transactions	39,136,330	(24,984,918)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	33,845,949	58,564,252
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	75,033,617	47,528,145
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(946,436)	(11,110,874)
Class B Shares	(1,943)	(318,833)
Class C Shares	(419)	(471,736)
Class R Shares	(30,791)	(409,023)
Institutional Shares	(281,119)	(2,442,065)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,260,708)	(14,752,531)
Share Transactions:
Proceeds from sale of shares	47,033,694	33,245,882
Net asset value of shares issued to shareholders in payment of distributions declared	1,152,732	13,329,649
Cost of shares redeemed	(97,975,931)	(197,368,130)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,789,505)	(150,792,599)
Change in net assets	23,983,404	(118,016,985)
Net Assets:
Beginning of period	674,963,277	792,980,262
End of period (including undistributed (distributions in excess of) net investment income of $761,974 and $(28,656), respectively)	$698,946,681	$674,963,277
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
March 31, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
On March 30, 2017, the Fund's T share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report
14

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. GAAP requires that distributions in excess of tax basis earnings and profits be reported in these financial statements as a return of capital (ROC). Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C
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Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $381,608 is disclosed in various locations in this Note 2 and Note 5. For the six months ended March 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$431,239	$(162,480)
Class B Shares	24,221	(15,644)
Class C Shares	32,537	(18,973)
Class R Shares	34,816	—
Institutional Shares	60,238	(5,381)
TOTAL	$583,051	$(202,478)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$638,351
Class B Shares	25,576
Class C Shares	40,466
TOTAL	$704,393
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	267,024	$6,004,659	630,023	$12,847,162
Shares issued to shareholders in payment of distributions declared	36,246	851,058	491,293	10,031,836
Shares redeemed	(2,564,904)	(57,632,088)	(5,815,744)	(119,677,144)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,261,634)	$(50,776,371)	(4,694,428)	$(96,798,146)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	34,992	$782,744	71,921	$1,449,775
Shares issued to shareholders in payment of distributions declared	82	1,895	15,295	308,857
Shares redeemed	(197,232)	(4,384,621)	(306,898)	(6,214,579)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(162,158)	$(3,599,982)	(219,682)	$(4,455,947)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	164,207	$3,715,719	156,377	$3,182,145
Shares issued to shareholders in payment of distributions declared	15	377	20,875	422,359
Shares redeemed	(312,922)	(6,989,605)	(483,028)	(9,780,937)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(148,700)	$(3,273,509)	(305,776)	$(6,176,433)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	112,778	$2,563,399	228,278	$4,639,917
Shares issued to shareholders in payment of distributions declared	1,274	29,914	19,721	402,748
Shares redeemed	(220,016)	(4,991,268)	(289,812)	(5,864,613)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(105,964)	$(2,397,955)	(41,813)	$(821,948)
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	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,494,635	$33,967,173	538,801	$11,126,883
Shares issued to shareholders in payment of distributions declared	11,458	269,488	105,801	2,163,849
Shares redeemed	(1,062,048)	(23,978,349)	(2,771,015)	(55,830,857)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	444,045	$10,258,312	(2,126,413)	$(42,540,125)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,234,411)	$(49,789,505)	(7,388,112)	$(150,792,599)
4. FEDERAL TAX INFORMATION
At March 31, 2017, the cost of investments for federal tax purposes was $617,075,047. The net unrealized appreciation of investments for federal tax purposes was $82,646,078. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $88,652,388 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,006,310.
At September 30, 2016, the Fund had a capital loss carryforward of $70,218,412, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$57,816,931	—	$57,816,931
2018	$12,401,481	NA	$12,401,481
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2016, for federal income tax purposes, a late year ordinary loss of $28,576 was deferred to October 1, 2016.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the Adviser voluntarily waived $126,434 of its fee. In addition, for the six months ended March 31, 2017, an affiliate of the Adviser reimbursed $202,478 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$76,727	$—
Class C Shares	121,398	—
Class R Shares	56,378	(28,189)
TOTAL	$254,503	$(28,189)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2017, FSC retained $70,024 of fees paid by the Fund. For the six months ended March 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2017, FSC retained $8,429 in sales charges from the sale of Class A Shares. FSC also retained $25,189 of CDSC relating to redemptions of Class B Shares and $631 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2017, FSSC received $159,110 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2017, the Adviser reimbursed $24,507. Transactions involving the affiliated holdings during the six months ended March 31, 2017, were as follows:
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	66,337,101	180,895,067	(217,314,881)	29,917,287	$29,926,262	$159,656
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2017, were as follows:
Purchases	$175,881,518
Sales	$187,557,749
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2017, the Fund had no outstanding loans. During the six months ended March 31, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2017, there were no outstanding loans. During the six months ended March 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,114.70	$6.33
Class B Shares	$1,000	$1,110.80	$10.16
Class C Shares	$1,000	$1,111.00	$10.16
Class R Shares	$1,000	$1,114.10	$7.38
Institutional Shares	$1,000	$1,116.70	$5.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.90	$6.04
Class B Shares	$1,000	$1,015.30	$9.70
Class C Shares	$1,000	$1,015.30	$9.70
Class R Shares	$1,000	$1,017.90	$7.04
Institutional Shares	$1,000	$1,020.20	$4.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.20%
Class B Shares	1.93%
Class C Shares	1.93%
Class R Shares	1.40%
Institutional Shares	0.95%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Clover Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
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allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214
40427 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2017
Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2016 through March 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2017, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(80.2)%
Derivative Contracts—Short (notional value)[1]	(24.3)%
Common Stocks	37.5%
U.S. Treasury Securities	54.1%
Cash Equivalents[2]	7.5%
Adjustment for Derivative Contracts (notional value)[1]	24.3%
Collateral on Deposit for Securities Sold Short	82.6%
Other Assets and Liabilities—Net[3]	(1.5)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

At March 31, 2017, the Fund's sector composition4 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[5]
Broad Equity Index	58.5%
Energy	9.2%
Industrials	6.8%
Information Technology	4.2%
Consumer Staples	4.2%
Real Estate	3.8%
Financials	3.7%
Consumer Discretionary	3.3%
Health Care	2.6%
Materials	2.2%
Telecommunication Services	0.9%
Utilities	0.6%
TOTAL	100.0%
4	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
5	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—37.5%
		Consumer Discretionary—4.1%
46,000		Las Vegas Sands Corp.	$2,625,220
16,000		Lowe's Cos., Inc.	1,315,360
22,000		McDonald's Corp.	2,851,420
127,500		Twenty-First Century Fox, Inc.	4,129,725
		TOTAL	10,921,725
		Consumer Staples—6.4%
18,500		Altria Group, Inc.	1,321,270
51,500		CVS Health Corp.	4,042,750
20,000		General Mills, Inc.	1,180,200
30,000		Mondelez International, Inc.	1,292,400
12,000		Philip Morris International, Inc.	1,354,800
42,000		Procter & Gamble Co.	3,773,700
57,000		Wal-Mart Stores, Inc.	4,108,560
		TOTAL	17,073,680
		Energy—3.5%
10,000		Chevron Corp.	1,073,700
6,000	[1]	Concho Resources, Inc.	770,040
11,000	[1]	Diamondback Energy, Inc.	1,140,865
5,000		EOG Resources, Inc.	487,750
13,000		EQT Midstream Partners LP	999,700
55,000		Enterprise Products Partners LP	1,518,550
63,000		Kinder Morgan, Inc.	1,369,620
15,000		Patterson-UTI Energy, Inc.	364,050
3,000		Pioneer Natural Resources, Inc.	558,690
5,000		US Silica Holdings, Inc.	239,950
40,000	[1]	Weatherford International PLC	266,000
15,000		Williams Cos., Inc.	443,850
		TOTAL	9,232,765
		Financials—4.4%
55,000		Bank of New York Mellon Corp.	2,597,650
24,800	[1]	Berkshire Hathaway, Inc.	4,133,664
28,500		JPMorgan Chase & Co.	2,503,440
47,000		Wells Fargo & Co.	2,616,020
		TOTAL	11,850,774
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—4.3%
11,000		Allergan PLC	$2,628,120
16,000		Amgen, Inc.	2,625,120
46,000		Bristol-Myers Squibb Co.	2,501,480
47,600		Medtronic PLC	3,834,656
		TOTAL	11,589,376
		Industrials—4.5%
7,500		Boeing Co.	1,326,450
20,000		Eaton Corp. PLC	1,483,000
41,500		Emerson Electric Co.	2,484,190
24,000		Union Pacific Corp.	2,542,080
36,000		United Technologies Corp.	4,039,560
		TOTAL	11,875,280
		Information Technology—2.7%
22,500		Apple, Inc.	3,232,350
12,000		Harris Corp.	1,335,240
40,000		Microsoft Corp.	2,634,400
		TOTAL	7,201,990
		Materials—1.2%
20,000		Alamos Gold, Inc.	160,600
125,000	[1]	Argonaut Gold, Inc.	219,010
25,000	[1]	IAMGOLD Corp.	100,011
45,000		Interfor Corp., Class A	581,344
75,000		Lundin Mining Corp.	422,416
10,000		Newmont Mining Corp.	329,600
26,000		Rio Tinto PLC, ADR	1,057,680
10,000		United States Steel Corp.	338,100
		TOTAL	3,208,761
		Real Estate—1.6%
18,000		American Campus Communities, Inc.	856,620
16,000		DCT Industrial Trust, Inc.	769,920
20,000		Lexington Realty Trust	199,600
9,000		Pebblebrook Hotel Trust	262,890
3,000		Public Storage, Inc.	656,730
30,000		Rayonier, Inc.	850,200
20,000		Weyerhaeuser Co.	679,600
		TOTAL	4,275,560
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—2.5%
63,000	[1]	T-Mobile USA, Inc.	$4,069,170
55,500		Verizon Communications, Inc.	2,705,625
		TOTAL	6,774,795
		Utilities—2.3%
15,000		American Water Works Co., Inc.	1,166,550
20,000		Aqua America, Inc.	643,000
30,000		Duke Energy Corp.	2,460,300
13,000		PPL Corp.	486,070
23,000		Pennon Group PLC	253,992
22,000		Southern Co.	1,095,160
		TOTAL	6,105,072
		TOTAL COMMON STOCKS (IDENTIFIED COST $95,817,248)	100,109,778
		U.S. TREASURY—54.1%
		U.S. Treasury Notes—54.1%
$20,000,000		United States Treasury Note, 1.000%, 11/30/2018	19,931,198
100,000,000	[2]	United States Treasury Note, 1.125%, 1/31/2019	99,805,930
25,000,000		United States Treasury Note, 1.250%, 12/31/2018	25,011,957
		TOTAL U.S. TREASURY (IDENTIFIED COST $144,806,356)	144,749,085
		INVESTMENT COMPANY—7.5%
20,058,847	[3]	Federated Government Obligations Fund, Premier Shares, 0.63%[4] (IDENTIFIED COST $20,058,847)	20,058,847
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $260,682,451)[5]	264,917,710
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	2,510,122
		TOTAL NET ASSETS—100%	$267,427,832
Semi-Annual Shareholder Report

SECURITIES SOLD SHORT
Shares		Value
90,000	AES Corp.	$1,006,200
22,000	AGCO Corp.	1,323,960
14,000	Akamai Technologies, Inc.	835,800
1,000	Alphabet, Inc.	847,800
65,000	American Axle & Manufacturing Holdings, Inc.	1,220,700
13,500	Anheuser-Busch InBev NV, ADR	1,481,760
16,000	Apache Corp.	822,240
200,000	Au Optronics Corp., ADR	764,000
8,000	Avalonbay Communities, Inc.	1,468,800
30,500	Brown-Forman Corp., Class B	1,408,490
30,000	CA, Inc.	951,600
15,000	CSRA, Inc.	439,350
30,500	CarMax, Inc.	1,806,210
14,000	Caterpillar, Inc.	1,298,640
2,000	Consumer Discretionary Select Sector SPDR Fund	175,900
96,000	Consumer Staples Select Sector SPDR Fund	5,239,680
6,000	Costco Wholesale Corp.	1,006,140
33,500	Coty, Inc., Class A	607,355
3,500	Cummins, Inc.	529,200
14,000	Dillards, Inc., Class A	731,360
30,000	eBay, Inc.	1,007,100
301,000	Energy Select Sector SPDR	21,039,900
21,500	Equity Residential Properties Trust	1,337,730
9,250	Estee Lauder Cos., Inc., Class A	784,307
10,000	Expeditors International Washington, Inc.	564,900
25,000	Exxon Mobil Corp.	2,050,250
376,000	Financial Select Sector SPDR Fund	8,922,480
11,000	Genuine Parts Co.	1,016,510
5,000	Global Payments, Inc.	403,400
21,500	Health Care Select Sector SPDR Fund	1,598,740
205,000	Industrial Select Sector SPDR Fund	13,337,300
25,000	Intel Corp.	901,750
1,000	iShares 20+ Year Treasury Bond ETF	120,710
78,000	iShares Dow Jones U.S. Telecommunications Sector Index Fund	2,522,520
9,000	iShares Nasdaq Biotechnology ETF	2,639,430
59,000	iShares Russell 2000 ETF	8,111,320
11,500	Johnson & Johnson	1,432,325
50,000	Juniper Networks, Inc.	1,391,500
21,500	Kohl's Corp.	855,915
Semi-Annual Shareholder Report

Shares		Value
39,000	Kroger Co.	$1,150,110
6,500	Lululemon Athletica, Inc.	337,155
6,500	MSC Industrial Direct Co.	667,940
89,000	Materials Select Sector SPDR Trust	4,664,490
6,000	NextEra Energy, Inc.	770,220
24,000	Nike, Inc., Class B	1,337,520
8,500	Paychex, Inc.	500,650
142,000	Penney (J.C.) Co., Inc.	874,720
7,500	RPM International, Inc.	412,725
383,000	SPDR S&P 500 ETF TRUST	90,288,420
6,000	SPDR S&P Retail ETF	253,440
23,000	Schlumberger Ltd.	1,796,300
10,000	Seagate Technology, Inc.	459,300
10,500	Simon Property Group, Inc.	1,806,315
13,000	Snap, Inc., Class A	292,890
20,000	Sonoco Products Co.	1,058,400
11,500	Target Corp.	634,685
28,500	Textron, Inc.	1,356,315
4,000	Thermo Fisher Scientific, Inc.	614,400
39,000	UDR, Inc.	1,414,140
6,750	UnitedHealth Group, Inc.	1,107,068
20,000	VanEck Vectors Semiconductor ETF	1,594,200
55,000	Vanguard REIT ETF	4,542,450
10,000	Willis Towers Watson PLC	1,308,900
16,000	Workday, Inc.	1,332,480
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $207,621,640)	$214,578,505
At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Short Futures	110	$64,878,000	June 2017	$7,518
Net Unrealized Appreciation on Futures Contracts and the Value of Securities Sold Short are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	Affiliated holding.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $260,682,451.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$96,050,735	$—	$—	$96,050,735
International	4,059,043	—	—	4,059,043
Debt Securities:
U.S. Treasury	—	144,749,085	—	144,749,085
Investment Company	20,058,847	—	—	20,058,847
TOTAL SECURITIES	$120,168,625	$144,749,085	$—	$264,917,710
Other Financial Instruments
Assets
Futures Contracts	$7,518	$—	$—	$7,518
Liabilities
Securities Sold Short	(214,578,505)	—	—	(214,578,505)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(214,570,987)	$—	$—	$(214,570,987)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$19.50	$22.70	$23.90	$29.30	$37.40	$49.80
Income From Investment Operations:
Net investment income (loss)[2]	(0.14)	(0.26)	(0.50)	(0.80)	(0.90)	(1.00)
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	(1.72)	(2.94)	(0.70)	(4.60)	(7.20)	(11.40)
TOTAL FROM INVESTMENT OPERATIONS	(1.86)	(3.20)	(1.20)	(5.40)	(8.10)	(12.40)
Net Asset Value, End of Period	$17.64	$19.50	$22.70	$23.90	$29.30	$37.40
Total Return[3]	(9.54)%	(14.10)%	(5.02)%	(18.43)%	(21.66)%	(24.90)%
Ratios to Average Net Assets:
Net expenses	3.44%[4]	3.23%[5]	3.23%[5]	2.99%	2.75%[5]	2.47%[5]
Net expenses excluding dividends and other expenses related to short sales	1.77%[4]	1.76%[5]	1.76%[5]	1.76%	1.75%[5]	1.74%[5]
Net investment income (loss)	(1.53)%[4]	(1.22)%	(2.10)%	(2.90)%	(2.60)%	(2.37)%
Expense waiver/reimbursement[6]	0.08%[4]	0.04%	0.05%	0.03%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$110,178	$151,943	$176,614	$203,644	$321,969	$547,426
Portfolio turnover	193%	430%	394%	465%	498%	480%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.23%, 3.23%, 2.74% and 2.47%, after taking into account these expense reductions for the years ended September 30, 2016, 2015, 2013 and 2012, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.41	$20.40	$21.70	$26.80	$34.40	$46.10
Income From Investment Operations:
Net investment income (loss)[2]	(0.19)	(0.37)	(0.60)	(0.90)	(1.00)	(1.20)
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	(1.53)	(2.62)	(0.70)	(4.20)	(6.60)	(10.50)
TOTAL FROM INVESTMENT OPERATIONS	(1.72)	(2.99)	(1.30)	(5.10)	(7.60)	(11.70)
Net Asset Value, End of Period	$15.69	$17.41	$20.40	$21.70	$26.80	$34.40
Total Return[3]	(9.88)%	(14.66)%	(5.99)%	(19.03)%	(22.09)%	(25.38)%
Ratios to Average Net Assets:
Net expenses	4.20%[4]	3.98%[5]	3.98%[5]	3.74%	3.50%[5]	3.22%[5]
Net expenses excluding dividends and other expenses related to short sales	2.52%[4]	2.51%[5]	2.51%[5]	2.51%	2.50%[5]	2.49%[5]
Net investment income (loss)	(2.30)%[4]	(1.98)%	(2.84)%	(3.65)%	(3.35)%	(3.12)%
Expense waiver/reimbursement[6]	0.08%[4]	0.04%	0.05%	0.03%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,959	$29,624	$35,556	$44,321	$66,494	$111,926
Portfolio turnover	193%	430%	394%	465%	498%	480%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.98%, 3.98%, 3.50% and 3.22%, after taking into account these expense reductions for the years ended September 30, 2016, 2015, 2013 and 2012, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$19.88	$23.00	$24.30	$29.70	$37.70	$50.10
Income From Investment Operations:
Net investment income (loss)[2]	(0.11)	(0.20)	(0.40)	(0.70)	(0.80)	(0.90)
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	(1.77)	(2.92)	(0.90)	(4.70)	(7.20)	(11.50)
TOTAL FROM INVESTMENT OPERATIONS	(1.88)	(3.12)	(1.30)	(5.40)	(8.00)	(12.40)
Net Asset Value, End of Period	$18.00	$19.88	$23.00	$24.30	$29.70	$37.70
Total Return[3]	(9.46)%	(13.57)%	(5.35)%	(18.18)%	(21.22)%	(24.75)%
Ratios to Average Net Assets:
Net expenses	3.12%[4]	2.93%[5]	2.97%[5]	2.72%	2.53%[5]	2.22%[5]
Net expenses excluding dividends and other expenses related to short sales	1.52%[4]	1.51%[5]	1.51%[5]	1.51%	1.50%[5]	1.49%[5]
Net investment income (loss)	(1.20)%[4]	(0.92)%	(1.85)%	(2.64)%	(2.38)%	(2.12)%
Expense waiver/reimbursement[6]	0.08%[4]	0.04%	0.05%	0.03%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$135,291	$172,765	$181,811	$202,690	$299,975	$402,670
Portfolio turnover	193%	430%	394%	465%	498%	480%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.93%, 2.97%, 2.52% and 2.22%, after taking into account these expense reductions for the years ended September 30, 2016, 2015, 2013 and 2012, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $20,058,847 of investment in an affiliated holding (Note 5) (identified cost $260,682,451)		$264,917,710
Cash denominated in foreign currencies (identified cost $2,940,276)		2,947,856
Deposit at broker for short sales		220,993,350
Income receivable		652,938
Receivable for investments sold		1,217,800
Receivable for shares sold		357,539
Receivable for daily variation margin on futures contracts		149,216
TOTAL ASSETS		491,236,409
Liabilities:
Securities sold short, at value (proceeds $207,621,640)	$214,578,505
Dividends payable on short positions	502,249
Payable for investments purchased	7,716,127
Payable for shares redeemed	781,578
Payable to adviser (Note 5)	8,579
Payable for administrative fee (Note 5)	576
Payable for distribution services fee (Note 5)	14,213
Payable for other service fees (Notes 2 and 5)	41,570
Accrued expenses (Note 5)	165,180
TOTAL LIABILITIES		223,808,577
Net assets for 15,162,271 shares outstanding		$267,427,832
Net Assets Consist of:
Paid-in capital		$1,456,629,782
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(2,706,964)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(1,181,565,374)
Accumulated net investment income (loss)		(4,929,612)
TOTAL NET ASSETS		$267,427,832
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($110,178,395 ÷ 6,246,228 shares outstanding), no par value, unlimited shares authorized	$17.64
Offering price per share (100/94.50 of $17.64)	$18.67
Redemption proceeds per share	$17.64
Class C Shares:
Net asset value per share ($21,958,788 ÷ 1,399,761 shares outstanding), no par value, unlimited shares authorized	$15.69
Offering price per share	$15.69
Redemption proceeds per share (99.00/100 of $15.69)	$15.53
Institutional Shares:
Net asset value per share ($135,290,649 ÷ 7,516,282 shares outstanding), no par value, unlimited shares authorized	$18.00
Offering price per share	$18.00
Redemption proceeds per share	$18.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2017 (unaudited)
Investment Income:
Dividends (including $55,088 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $20,402)			$2,042,295
Interest			821,890
TOTAL INCOME			2,864,185
Expenses:
Investment adviser fee (Note 5)		$1,872,712
Administrative fee (Note 5)		117,365
Custodian fees		34,961
Transfer agent fee		216,850
Directors'/Trustees' fees (Note 5)		2,108
Auditing fees		17,487
Legal fees		4,921
Portfolio accounting fees		54,662
Distribution services fee (Note 5)		95,934
Other service fees (Notes 2 and 5)		191,053
Share registration costs		41,493
Printing and postage		23,941
Miscellaneous (Note 5)		13,526
Expenses related to short positions		2,450,750
TOTAL EXPENSES		5,137,763
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(117,700)
Reimbursement of other operating expenses (Note 2)	(4,714)
TOTAL WAIVER AND REIMBURSEMENTS		(122,414)
Net expenses			5,015,349
Net investment income (loss)			(2,151,164)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			5,518,310
Net realized loss on futures contracts			(11,010,661)
Net realized loss on short sales			(17,632,165)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			955,615
Net change in unrealized appreciation of futures contracts			(1,805,066)
Net change in unrealized depreciation of securities sold short			(4,343,515)
Net realized and unrealized loss on investments, futures contracts, short sales and foreign currency transactions			(28,317,482)
Change in net assets resulting from operations			$(30,468,646)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2017	Year Ended 9/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,151,164)	$(4,535,192)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(23,124,516)	(68,174,547)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(5,192,966)	(3,981,093)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(30,468,646)	(76,690,832)
Share Transactions:
Proceeds from sale of shares	118,791,051	570,612,703
Cost of shares redeemed	(175,226,964)	(533,570,583)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(56,435,913)	37,042,120
Change in net assets	(86,904,559)	(39,648,712)
Net Assets:
Beginning of period	354,332,391	393,981,103
End of period (including accumulated net investment income (loss) of $(4,929,612) and $(2,778,448), respectively)	$267,427,832	$354,332,391
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2017 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
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except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $122,414 is disclosed in various locations in this Note 2 and Note 5. For the six months ended March 31, 2017, the custodian reimbursed $4,714 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$159,648
Class C Shares	31,405
TOTAL	$191,053
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $135,086,021. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (“MNA”) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $31,021,649 and $31,021,649, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
At March 31, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Semi-Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2017, the Fund had no outstanding options contracts.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
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For the six months ended March 31, 2017, the net realized gain (loss) on the short sales was $(17,632,165).
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$7,518*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,518
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[1]	Total
Foreign exchange contracts	$—	$1,247,426	$1,247,426
Equity contracts	(11,010,661)	—	(11,010,661)
TOTAL	$(11,010,661)	$1,247,426	$(9,763,235)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[2]	Total
Equity contracts	$(1,805,066)	$(179,609)	$(1,984,675)
1	The net unrealized gain on Foreign Exchange Contracts is found within the Net unrealized gain (loss) on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized depreciation of Foreign Exchange Contracts is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class A Shares:	Shares	Amount	Shares[1]	Amount
Shares sold	1,226,632	$22,820,770	4,434,625	$96,151,305
Shares redeemed	(2,770,562)	(51,536,190)	(4,441,385)	(94,586,039)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,543,930)	$(28,715,420)	(6,760)	$1,565,266

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class C Shares:	Shares	Amount	Shares[1]	Amount
Shares sold	81,416	$1,364,897	519,241	$10,155,970
Shares redeemed	(383,056)	(6,360,367)	(563,062)	(10,725,609)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(301,640)	$(4,995,470)	(43,821)	$(569,639)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Institutional Shares:	Shares	Amount	Shares[1]	Amount
Shares sold	4,957,311	$94,605,384	21,041,513	$464,305,428
Shares redeemed	(6,131,790)	(117,330,407)	(20,246,137)	(428,258,935)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,174,479)	$(22,725,023)	795,376	$36,046,493
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,020,049)	$(56,435,913)	744,795	$37,042,120
1	Shares purchased/redeemed prior to February 5, 2016 have been adjusted to reflect a 1-for-10 reverse share split.
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4. FEDERAL TAX INFORMATION
At March 31, 2017, the cost of investments for federal tax purposes was $260,682,451. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) short sales was $4,235,259. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,960,669 and net unrealized depreciation from investments for those securities having an excess of cost over value of $725,410.
At September 30, 2016, the Fund had a capital loss carryforward of $1,141,233,322 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$550,811,774	$165,475,038	$716,286,812
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2016, for federal income tax purposes, a late year ordinary loss of $2,605,920 was deferred to October 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the Adviser voluntarily waived $110,141 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$95,934
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2017, FSC retained $20,918 of fees paid by the Fund. For the six months ended March 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2017, FSC retained $9,796 in sales charges from the sale of Class A Shares. FSC retained $6,091 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2017, FSSC received $17,209 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.77%, 2.52% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2017, the Adviser reimbursed $7,559. Transactions involving the affiliated holdings during the six months ended March 31, 2017, were as follows:
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income
Federated Government Obligations Fund, Premier Shares	17,242,277	270,209,130	(267,392,560)	20,058,847	$20,058,847	$55,088
Semi-Annual Shareholder Report

6. expense reduction
The Fund may direct portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2017, none of the Fund's expenses were reduced under these arrangements.
7. INVESTMENT TRANSACTIONs
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2017, were as follows:
Purchases	$719,167,699
Sales	$819,200,359
8. concentration of risk
A substantial portion of the Fund's portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2017, the Fund had no outstanding loans. During the six months ended March 31, 2017, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2017, there were no outstanding loans. During the six months ended March 31, 2017, the program was not utilized.
11. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$904.60	$16.33
Class C Shares	$1,000	$901.20	$19.91
Institutional Shares	$1,000	$905.40	$14.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,007.70	$17.22
Class C Shares	$1,000	$1,004.00	$20.98
Institutional Shares	$1,000	$1,009.30	$15.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	3.44%
Class C Shares	4.20%
Institutional Shares	3.12%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
Semi-Annual Shareholder Report

should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
40432 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2017